SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	9 Months Ended
Sep. 30, 2024
Selling, general and administrative expense [abstract]
Schedule of selling, general and administrative expenses

	Three months ended September 30,		Nine months ended September 30,
In millions	2024	2023	2024	2023
Selling and marketing expenses	$(421.4)	$(341.0)	$(1,203.8)	$(976.3)
Administrative and other expenses	(165.1)	(147.1)	(494.3)	(392.2)
Total	$(586.5)	$(488.1)	$(1,698.1)	$(1,368.5)